Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 1,449,827	$ 336,367
Depreciation	5.00%			5.00%
Straight-line basis term	1 year			1 year
Amortization period	1 year
Employee benefits	$ 804,730	310,637	497,402
Research and development costs	758,878	816,553	864,320
Advertising expenses	$ 2,204,233	$ 2,851,648	$ 2,670,397
Value added tax	6.00%			6.00%
Amount of tax benefit	50.00%
Cash and cash equivalents	$ 13,914,982
Deposited in financial institutions	7,177,728
Bank account	$ 78,500			¥ 500,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	3.00%
Straight-line basis term	16 years			16 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest	5.00%
Straight-line basis term	32 years			32 years